Regulation and Legislation	12 Months Ended
Dec. 31, 2019
Items for presentation of regulatory deferral accounts [abstract]
Regulation and Legislation
Note 33 - Regulation and Legislation

A.
In October 2018, regulations setting procedures for the construction, changes and replacement of radio access devices exempt from building permits, were enacted. Although these regulations reflect previous judicial limitations placed upon the Company's ability to make changes and replace radio access devices prior to their enactment, they also introduce a new licensing procedure that may further reduce the Company's ability to construct new radio access devices based on such exemption.

B.
A policy document regarding landline wholesale services published by the Ministry of Communications in 2012 provided for the creation of an effective wholesale telecommunications access market in Israel and the gradual annulment of the structural separation in the Bezeq and Hot groups and its replacement with an accounting separation and change of the supervision on Bezeq retail tariffs to maximum tariffs rather than the current setting of fixed tariffs, generally depending on the development of a wholesale market and the state of competition in the market, and with relation to television services, if there is a reasonable possibility of providing a basic package of television services through the internet by providers without a national landline infrastructure.

In 2015, the wholesale landline market was formally launched in Israel in regards to internet infrastructure services and use of certain physical infrastructure by operators who do not own such infrastructure.
Although the wholesale market was formally applicable to Hot's infrastructure as well, Hot's infrastructure has been effectively excluded from the wholesale market up until 2018. The Ministry of Communications resolved not to interfere with the tariffs Hot has set for its wholesale telephony service and in December 2019 published a public hearing proposing to set fix tariffs (rather than the current traffic volume dependent tariffs) for Hot's internet infrastructure wholesale services, which are lower than Hot's current retail tariffs

After Bezeq breached its obligation to offer wholesale telephony service the Ministry of Communications allowed Bezeq to postpone the provision of the service for a period of 14 months, from July 2017 until August 1, 2018. In July 2019, the MOC published a public hearing proposing to set maximum fix tariffs (rather than the current traffic volume dependent tariffs) for infrastructure internet service over Bezeq's fiber optic infrastructure, higher than those set for Bezeq's current maximum tariffs over its copper cables infrastructure.

Further, in January 2016, the Ministry of Communications announced its intention to annul Bezeq and Hot's structural separation as part of its plan to ensure massive investment in fiber optics infrastructure in Israel. In December 2016 the Ministry of Communications informed Bezeq that it intends to hold a public hearing regarding a possible annulment of the corporate separation and thereafter the structural separation in the Bezeq group. In February 2019, Bezeq filed a petition with the Supreme Court of Justice, against the MOC, requesting the immediate cancellation of the structural separation imposed on Bezeq. In January 2020 the MOC notified the court that recommendations by a team nominated with the task of reviewing the structural separation in Bezeq and Hot will be submitted in four months period and a resolution may be given by the MOC at a later date. In April 2019, the MOC resolved to further relax Hot's structural separation allowing marketing of Hot and its subsidiaries' services to medium – large business customers without any limitations.

An amendment to the Communications Law applies certain wholesale obligations on all landline operators, including the Company and requiring all landline operators to grant all other landline operators access to their passive infrastructure (except IBC's passive infrastructure over the Israeli Electric Company's infrastructure), the terms of which (with the exclusion of Bezeq and Hot whose terms are set by the regulator) will be negotiated by the parties.

In February 2020, the MOC announced the retrospect reduction of wholesale services tariffs previously set by the MOC for usage of Bezeq's current copper cable based infrastructure and an update mechanism for 2019-2020 tariffs. Such reduction shall result in the return of sums previously paid by us to Bezeq and set off of additional sums against future payments to Bezeq for such services, during 2020.

C.
In July 2019, the Israeli Ministry of Communications published a frequencies tender including for 5G services. The tender is to include 30MHz in the 700MHz frequencies band, 60MHz in the 2600MHz frequencies band and 300 MHz in the 3500-3800 MHz frequencies band. The frequencies shall be allocated for a period of 10-15 years. The tender will be open for MNOs only, other than 100MHz in the 3500-3600 MHz frequencies band which will be open for any contender. New contenders may only provide specific 5G services. MNOs sharing a network shall provide a joint bid (subject to the tender committee's prior approval) The tender further sets maximum frequency allocation per network / new contender, coverage, timeline and quality requirements for winning certain frequencies. The tender also includes certain leniencies and performance based incentives.

D.
In November 2019, a joint team of the Israeli Communications and Treasury Offices and the Competition Authority, tasked with examining the need for updating fiber-optic deployment and service obligations of landline operators who own their own infrastructure (and under current regulation are required to universally deploy each network they deploy) and the need for deployment incentives in areas where no deployment obligations be determined, after economic viability tests, published its recommendations for public hearing. These recommendations include the following:

o	Under reasonable scenarios, no economic viability exists for one company's universal deployment.
o
Bezeq will not be subject to universal deployment requirement in regards to deploying fiber-optics but would rather select the areas in which to deploy its fiber-optics and in those areas Bezeq will be obligated to provide service to all homes within 5 years.

o
A trust established by the State of Israel for that purpose (the "Trust") will conduct tenders to subsidize deployment of fiber-optic by Bezeq's competitors in areas where Bezeq chooses not to deploy fiber-optic ("Non-Bezeq Areas"), based on economic viability and efficiency. The winner would be obligated to provide wholesale services to other competitors at wholesale rates. Bezeq may not participate in the tenders nor acquire wholesale service in those areas (though its subsidiaries may do so). The winner of the subsidy tender may use Bezeq's infrastructure in the Non-Bezeq Areas for rates significantly lower than the current wholesale rates. Only the winner will be entitled to the subsidy.

o
Subsidy will be funded through additional 0.5% tax levied on all Israeli communications license holders revenues for the previous year (including Bezeq), whose annual revenues exceed NIS 10 million, as of 2022 and until all household in Israel are connected to fiber-optic. The funds will be managed by the Trust.

o
Bezeq may not deploy fiber-optic in Non-Bezeq Areas for three years from the date of each respective subsidy tender for that area. Nonetheless, Bezeq may update its original deployment obligation by up to 10% and so long as such Non-Bezeq Area was not being chosen as an area to receive subsidy by the Fund.

o	Bezeq's obligations regarding its already existing infrastructure shall remain unchanged.
o	Adoption of the recommendations requires, among others, changes to applicable legislation and licenses.
o	Hot Telecom L.P.'s universal deployment obligations are still under examination of the joined team.

E.
The MOC has informed the Company that it has received an instruction from the International Telecommunications Union to commence a process to accord the frequencies used by Israeli cellular operators with European standards. As a result, the Company and another cellular operator that use some frequencies according to American standards, were required by the MOC to migrate to frequencies compatible with international standardization for our region. In March 2020 the MOC determined such replacement shall be effected as follows: phase 1 - our current 2x10 850MHZ frequencies will be reduced and replaced with other 2x5 MHz 850MHZ frequencies on June 1, 2020; phase 2 - at a later date to be determined and as soon as possible, the Company will be awarded 2x5 MHz in the 800 frequencies; phase 3 - at a later date to be determined, the aforesaid 850MHz and 800MHz frequencies will be replaced with other 2x10 MHz in the 800 frequencies; additional frequencies may be allocated to us for limited periods during the transition period. The MOC noted that the Company may use an interim leniency (currently until March 2021) to the Planning and Building Law, allowing, under certain conditions, replacement of cell sites without obtaining a building permit. The MOC will further consider allocating partial 800MHz or 900 MHz frequencies tender revenues, if such tenders are executed, to expedite such frequencies replacement.